Victory Pioneer Mid Cap Value VCT Portfolio Investment Objectives and Goals - Victory Pioneer Mid Cap Value VCT Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Victory Pioneer Mid Cap Value VCT Portfolio Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Victory Pioneer Mid Cap Value VCT Portfolio (the “Fund”) seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.